EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on November 7, 2014 (Accession No. 0001193125-14-402785), to the prospectus, dated May 1, 2014, for QS Batterymarch Emerging Markets Fund, a series of Legg Mason Global Asset Management Trust.